Investments in subsidiaries, associates, and joint ventures	12 Months Ended
Dec. 31, 2022
Investments In Subsidiaries Associates And Joint Ventures
Investments in subsidiaries, associates, and joint ventures

15.	Investments in subsidiaries, associates, and joint ventures

			Investments in associates and joint ventures		Equity results in the income statement			Dividends received
			December 31,		Year ended December 31,			Year ended December 31,
Associates and joint ventures	% ownership	% voting capital	2022	2021	2022	2021	2020	2022	2021	2020
Iron Solutions
Baovale Mineração S.A.	50.00	50.00	24	21	3	4	1	-	1	-
Companhia Coreano-Brasileira de Pelotização	50.00	50.00	80	51	37	46	8	17	33	34
Companhia Hispano-Brasileira de Pelotização	50.89	50.00	48	38	18	1	11	6	7	27
Companhia Ítalo-Brasileira de Pelotização	50.90	50.00	62	48	31	40	10	24	23	23
Companhia Nipo-Brasileira de Pelotização	51.00	50.00	145	129	52	40	8	59	8	32
MRS Logística S.A.	48.16	47.09	509	418	81	75	34	14	9	22
Samarco Mineração S.A. (note 25)	50.00	50.00	-	-	-	-	-	-	-	-
VLI S.A.	29.60	29.60	428	408	(9)	(40)	(22)	-	-	2
			1,296	1,113	213	166	50	120	81	140
Energy Transition Materials
Korea Nickel Corp.	25.00	25.00	-	17	3	1	-	-	-	-
			-	17	3	1	-	-	-	-
Other
Aliança Geração de Energia S.A.	55.00	55.00	340	367	31	53	28	34	25	24
Aliança Norte Energia Participações S.A.	51.00	51.00	106	105	(7)	(4)	(8)	-	-	-
California Steel Industries, Inc.	50.00	50.00	-	-	-	228	(7)	65	84	-
Companhia Siderúrgica do Pecém	50.00	50.00	-	99	-	56	(131)	-	-	-
Mineração Rio do Norte S.A.	40.00	40.00	-	-	-	(5)	(3)	-	-	9
Other			56	50	6	(1)	(5)	-	-	-
			502	621	30	327	(126)	99	109	33
Equity results in associates and joint ventures			1,798	1,751	246	494	(76)	219	190	173
Other results in associates and joint ventures			-	-	59	(1,765)	(944)	-	-	-
Equity results and other results in associates and joint ventures			1,798	1,751	305	(1,271)	(1,020)	219	190	173

	Notes	2022	2021
Balance at January 1,		1,751	2,031
Capital contribution to CSP		-	42
Equity results in income statement		246	494
Dividends declared		(186)	(228)
Translation adjustment		116	(128)
Impairment of CSP	16(d)	(111)	-
Transfer the equity results to discontinued operations	16(a)	-	(26)
Transfer of CSI to assets held for sale	16(c)	-	(377)
Other		(18)	(57)
Balance at December 31,		1,798	1,751

Capital reduction in a foreign subsidiary – In August 2022, the Company approved a capital reduction in the amount of US$1,500 of Vale International SA (“VISA”), a wholly-owned foreign subsidiary, leading to a reduction in the absolute value of the investment held by the Parent Company, leading to a gain of US$1,543 presented as “Other financial items, net” (note 6). The remaining balance of cumulative translation adjustments of VISA represents US$4,623 as at December 31, 2022.

In December 2021, the Company approved a capital reduction in the amount of US$3,000 in VISA, generating a gain of US$2,413 related to the reclassification of the cumulative translation adjustments of this investment, recorded in the equity to the income statement for year ended December 31, 2021, presented as “Other financial items, net” (note 6).

b) Summarized financial information

The summarized financial information about relevant associates and joint ventures for the Company are as follow. The stand-alone financial statements of those entities may differ from the financial information reported herein, which is prepared considering Vale’s accounting policies and using the most recent financial information available adjusted for the effects of significant transactions or events that occur between the date of the financial information and the date of the Company’s financial statements. The summarized financial information about Samarco is presented in note 25.

	December 31, 2022
	Aliança Geração de Energia	Aliança Norte Energia Participações	CSP	Pelletizing plants (i)	MRS Logística	VLI S.A.
Current assets	140	-	827	497	387	760
Non-current assets	921	209	2,709	328	2,398	3,649
Total assets	1,061	209	3,536	825	2,785	4,409

Current liabilities	161	-	491	164	509	810
Non-current liabilities	282	1	2,450	1	1,219	2,153
Total liabilities	443	1	2,941	165	1,728	2,963
Equity	618	208	595	660	1,057	1,446

Net revenue	215	-	2,399	420	1,083	1,376
Net income (loss)	57	(13)	387	272	169	(29)

	December 31, 2021
	Aliança Geração de Energia	Aliança Norte Energia Participações	CSP	Pelletizing plants (i)	MRS Logística	VLI S.A.
Current assets	112	-	566	425	497	494
Non-current assets	824	206	2,615	267	1,910	3,550
Total assets	936	206	3,181	692	2,407	4,044

Current liabilities	46	-	438	166	447	580
Non-current liabilities	223	-	2,545	1	1,092	2,085
Total liabilities	269	-	2,983	167	1,539	2,665
Equity	667	206	198	525	868	1,379

Net revenue	185	-	2,242	396	820	1,109
Net income (loss)	96	(7)	891	250	155	(136)

(i)	Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização, and Companhia Nipo-Brasileira de Pelotização.

c) Subsidiaries

The significant consolidated entities in each business segment are as follows:

	Location	Main activity/Business	% Ownership	% Voting capital	% Noncontrolling interest
Direct and indirect subsidiaries
Companhia Portuária da Baía de Sepetiba	Brazil	Iron ore	100.0%	100.0%	0.0%
Minerações Brasileiras Reunidas S.A. (“MBR”)	Brazil	Iron ore	100.0%	100.0%	0.0%
Salobo Metais S.A.	Brazil	Copper	100.0%	100.0%	0.0%
PT Vale Indonesia	Indonesia	Nickel	44.3%	44.3%	55.7%
Vale Holdings B.V.	Netherlands	Holding and research	100.0%	100.0%	0.0%
Vale Canada Limited	Canada	Nickel	100.0%	100.0%	0.0%
Vale International S.A.	Switzerland	Trading and holding	100.0%	100.0%	0.0%
Vale Malaysia Minerals Sdn. Bhd.	Malaysia	Iron ore	100.0%	100.0%	0.0%
Vale Oman Distribution Center LLC	Oman	Iron ore and pelletizing plant	100.0%	100.0%	0.0%
Vale Oman Pelletizing Company LLC	Oman	Pelletizing plant	70.0%	70.0%	30.0%
Associates and joint ventures
Aliança Geração de Energia S.A.	Brazil	Energy	55.0%	55.0%	45.0%
Aliança Norte Energia Participações S.A.	Brazil	Energy	51.0%	51.0%	49.0%
Companhia Coreano-Brasileira de Pelotização	Brazil	Pellets	50.0%	50.0%	50.0%
Companhia Hispano-Brasileira de Pelotização	Brazil	Pellets	50.9%	50.0%	49.1%
Companhia Ítalo-Brasileira de Pelotização	Brazil	Pellets	50.9%	50.0%	49.1%
Companhia Nipo-Brasileira de Pelotização	Brazil	Pellets	51.0%	50.0%	49.0%
Samarco Mineração S.A.	Brazil	Pellets	50.0%	50.0%	50.0%
Companhia Siderúrgica do Pecém	Brazil	Steel industry	50.0%	50.0%	50.0%
Mineração Rio do Norte S.A.	Brazil	Bauxite	40.0%	40.0%	60.0%
MRS Logística S.A.	Brazil	Logistics	48.2%	47.1%	51.8%
VLI S.A.	Brazil	Logistics	29.6%	29.6%	70.4%

d) Noncontrolling interest

Summarized financial information

The summarized financial information, prior to the eliminations of the intercompany balances and transactions, of subsidiaries with material noncontrolling interest are as follow. The stand-alone financial statements of those entities may differ from the financial information reported herein, which is prepared considering Vale’s accounting policies .

	December 31, 2022
	PTVI	Vale Oman Pelletizing (note 16n)	Other	Total
Current assets	853	84	-	-
Non-current assets	2,147	581	-	-
Related parties – Shareholders	113	81	-	-
Total assets	3,113	746	-	-

Current liabilities	183	96	-	-
Non-current liabilities	249	149	-	-
Related parties – Shareholders	-	297	-	-
Total liabilities	432	542	-	-

Equity	2,681	204	-	-
Equity (negative reserves) attributable to noncontrolling interests	1,492	61	(62)	1,491

Net income	181	29	-	-
Net income (loss) attributable to noncontrolling interests	101	9	(28)	82

Dividends paid to noncontrolling interests	-	12	-	12

	December 31, 2021
	PTVI	Vale Moçambique	Vale Oman Pelletizing	Other	Total
Current assets	771	420	92	-	-
Non-current assets	1,875	195	633	-	-
Related parties – Shareholders	82	6	25	-	-
Total assets	2,728	621	750	-	-

Current liabilities	174	224	97	-	-
Non-current liabilities	70	74	157	-	-
Related parties – Shareholders	-	12,072	296	-	-
Total liabilities	244	12,370	550	-	-

Equity (negative reserves)	2,484	(11,749)	200	-	-
Equity (negative reserves) attributable to noncontrolling interests	1,383	(587)	60	(21)	834

Net income	198	326	27	-	-
Net income (loss) attributable to noncontrolling interests	110	(85)	8	(10)	23

Dividends paid to noncontrolling interests	18	-	12	-	30

Accounting policy

Subsidiaries – The Company consolidates all entities over which it has control, that is, when: (i) the Company is exposed or has rights over variable returns from its involvement with the investee; and (ii) has the ability to direct the investee’s significant activities. Subsidiaries are fully consolidated from the date on which control is acquired by the Company. Consolidation is interrupted from the date on which the Company ceases to have control over the investee.

Transactions with noncontrolling interests – Investments held by other investors in Vale’s subsidiaries are classified as noncontrolling interests (“NCI”). The Company treats transactions with noncontrolling interests as transactions with the Company’s shareholders. For purchases or disposals of non-controlling interests, the difference between the consideration paid and the book value of the acquired portion of the subsidiary's net assets is recorded directly in equity under “Acquisitions and disposals of non-controlling interests”.

Loss of control – When the Company ceases to have control, any interest retained in the entity is remeasured at its fair value, with the change in the carrying amount recognized in profit or loss. Amounts previously recognized in other comprehensive income are reclassified to the income statement.

Investments in associates and joint arrangements – Associates are all entities over which the Company has significant influence, but not control, generally through an equity interest of 20% to 50% of the voting rights. If the equity interest in the associate is reduced, but significant influence is retained, only a proportionate portion of the amounts previously recognized in other comprehensive income will be reclassified to profit or loss, when appropriate. Dilution gains and losses, incurred on interests in associates, are recognized in the income statement.

Joint arrangements are all entities over which the Company has shared control with one or more parties. Joint arrangement investments are classified as either joint operations or joint ventures depending on the contractual rights and obligations of each investor.

The joint operations are recorded in the financial statements to represent the Company’s contractual rights and obligations. Accordingly, the assets, liabilities, income and expenses related to the joint operation are recorded individually in the financial statements.

Interests in joint ventures are accounted for using the equity method, after initially being recognized at cost. The Company investment in joint ventures includes the goodwill identified in the acquisition, net of any impairment loss. The Company interest in the profits or losses of its joint ventures is recognized in the income statement and participation in the changes in reserves is recognized in the Company's reserves. When the Company’s interest in the losses of an associate or joint venture is equal to or greater than the carrying amount of the investment, including any other receivables, the Company does not recognize additional losses, unless it has incurred obligations or made payments on behalf of the joint venture.

In addition, the financial information of associates and joint ventures used to account for their impact in these financial statements may differ from the stand-alone financial statements of those entities due to adjustments to Vale's accounting policy and the length of the reporting periods.

Cumulative translation adjustments - IAS 21 defines that exchange differences arising from transactions and balances of foreign operations are recognized in other comprehensive income and accumulated in equity until this operation is fully or partially disposed. “Partial disposal” of an investment can be interpreted as (i) reduction in the percentage of equity interest; or (ii) reduction in the absolute value of the investment through the reduction of the investee's capital, even if the investor’s percentage of ownership interest is not changed. Therefore, there is an accounting policy choice regarding the definition of partial disposal.

Thus, the Company has determined as its accounting policy that a capital reduction in an investment in a foreign operation should be treated under the absolute value approach as described in ii) above. Therefore, the exchange differences recorded in equity are reclassified to the income statement in the same proportion as the reduction in the net investment held in the foreign operation.

Critical accounting estimates and judgments

Judgment is required in some circumstances to determine whether after considering all relevant factors, the Company has either control, joint control or significant influence over an entity. Significant influence includes situations of collective control.

The Company holds the majority of the voting capital in five joint arrangements (Aliança Geração de Energia S.A., Aliança Norte Energia Participações S.A., Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização), but management has concluded that the Company does not have a sufficiently dominant voting interest to have the power to direct the activities of these entities. As a result, these entities are accounted under equity method due to shareholder’s agreements where relevant decisions are shared with other parties.

Vale and Sumitomo Metal Mining Co. Ltd. (“SMM”) own a 44.3% and 15% equity interest in PT Vale Indonesia Tbk (“PTVI”), respectively, for a total of 59.3% interest in PTVI. Vale and SMM have a Shareholders' Agreement ("Block voting agreement"), establishing that SMM will follow Vale's guidelines in decision-making on financial and operational matters relevant to the management of PTVI and, therefore, the Company consolidates PTVI in its financial statements.